Lease Liabitity - Schedule of Movement in Lease Liability (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Lease Liabitity [Abstract]
Balance at the beginning of the year	$ 376,053	د.إ 1,380,866	د.إ 2,180,163	د.إ 2,180,163
Lease additions during the period				183,603
Add: interest accretion	3,984	14,631		46,480
Less: payments made during the period	(137,262)	(504,024)	د.إ (498,347)	(1,029,380)
Balance at the end of the period	$ 242,775	د.إ 891,473		د.إ 1,380,866